Cover	Aug. 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 04, 2022
Entity File Number	001-16169
Entity Registrant Name	EXELON CORPORATION
Entity Central Index Key	0001109357
Entity Tax Identification Number	23-2990190
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	10 South Dearborn Street
Entity Address, Address Line Two	P.O. Box 805379
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60680-5379
City Area Code	800
Local Phone Number	483-3220
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	EXC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false